UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-207132-17

Central Index Key Number of issuing entity: 0001734103

Benchmark 2018-B3 Commercial Mortgage Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-207132

Central Index Key Number of depositor: 0001258361

Citigroup Commercial Mortgage Securities Inc.

(Exact name of depositor as specified in its charter)

German American Capital Corporation

Central Index Key Number: 0001541294

JPMorgan Chase Bank, National Association

Central Index Key Number: 0000835271

Citi Real Estate Funding Inc.

Central Index Key Number: 0001701238

(Exact names of sponsors as specified in their respective charters)

Richard Simpson (212) 816-5343

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Explanatory Note:

This Form ABS-EE/A amends the Form ABS-EE (the “October 27, 2021 Form ABS-EE”), filed with the Securities and Exchange Commission on October 27, 2021 under Commission File No. 333-207132-17, with respect to Benchmark 2018-B3 Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2018-B3. Effective upon the filing of this Form ABS-EE/A, Exhibit 102 of the October 27, 2021 Form ABS-EE is replaced and superseded in its entirety by Exhibit 102 to this Form ABS-EE/A.

INFORMATION TO BE INCLUDED IN THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

Date: April 14, 2023	By:	/s/ Richard Simpson
	Name:	Richard Simpson
	Title:	President